Goodwill and Intangible Assets, Net (Estimated Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Amortization expense related to intangible assets	$ 234	$ 421	$ 485
Write-off of patents, net value	37	33	28
2015	176
2016	138
2017	138
2018	138
2019	126
Total amortization expense	716
Impairment of intangible assets		$ 1,684
Patent Registration Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful life	10 years
IP R&D [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful life	10 years